Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER FUNDS II

Alger Responsible Investing Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 15, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

The following changes are made to each Fund’s summary prospectuses, prospectuses and SAIs, as applicable.

Responsible Investing

Effective on or about August 1, 2020, the following changes are made to the Alger Responsible Investing Fund (the “Responsible Investing Fund”):

The first sentence of the second paragraph in the section of the Responsible Investing Fund’s summary prospectuses entitled “Principal Investment Strategy” and prospectuses entitled “Summary Section—Alger Responsible Investing Fund—Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size with an environmental, social and governance (“ESG”) rating of average or above by a third-party ESG rating agency (an “ESG Rating Agency”) that also demonstrate, in the view of Fred Alger Management, LLC, promising growth potential.
Alger Responsible Investing Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER FUNDS II

Alger Responsible Investing Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 15, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

The following changes are made to each Fund’s summary prospectuses, prospectuses and SAIs, as applicable.

Responsible Investing

Effective on or about August 1, 2020, the following changes are made to the Alger Responsible Investing Fund (the “Responsible Investing Fund”):

The first sentence of the second paragraph in the section of the Responsible Investing Fund’s summary prospectuses entitled “Principal Investment Strategy” and prospectuses entitled “Summary Section—Alger Responsible Investing Fund—Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size with an environmental, social and governance (“ESG”) rating of average or above by a third-party ESG rating agency (an “ESG Rating Agency”) that also demonstrate, in the view of Fred Alger Management, LLC, promising growth potential.